Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended			13 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2018
Taxes On Income
Israeli corporate income tax	23.00%	24.00%	25.00%
Description of corporate tax rate			The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2017, which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Carry forward tax losses, total	$ 34,000	$ 30,000
Description of THR's net carryforward tax losses	THR's net carryforward tax losses are expected to be approximately $2.5 million.
Description of TCJA				The U.S. Tax Cuts and Jobs Act (the "TCJA") was signed into law, permanently lowering the corporate federal income tax rate from 35% to 21%, effective January 1, 2018. THR is subject to U.S. Federal tax and State income tax where THR operates (mainly in the state of Tennessee). The weighted tax rate in 2018 was 27.5%.